SHARE-BASED COMPENSATION EXPENSES (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended				12 Months Ended
	Feb. 01, 2011	May 14, 2015	Feb. 20, 2012	Jun. 02, 2011	Jan. 31, 2011	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2011	Mar. 31, 2015	Sep. 20, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, Granted (in dollars per share)		$ 22.25
Share-Based Compensation						$ 3,860	$ 2,492	$ 2,986
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross (is shares)		1,740,000
Service and Performance Conditions 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)			60,000,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross (is shares)			60,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares (in shares)			30,000
Cliff Vest Date After Grant Date			36 months
Exercisable Terms			60 months
Number Of Options Cliff Vested (in shares)			60,000
Allocated Share-based Compensation Expense							72	$ 206
Share-Based Compensation Arrangement By Share-Based Payment Award, Number Of Shares Authorized			60,000,000
Service and Performance Conditions 1 [Member] | EPS Threshold One [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term			48 months
Service and Performance Conditions 1 [Member] | EPS Threshold One [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term			24 months
Service and Performance Conditions 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)			1,416,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares (in shares)			1,416,000					1,416,000
Cliff Vest Date After Grant Date			36 months
Allocated Share-based Compensation Expense						$ 251	1,530	$ 1,222
Share-Based Compensation Arrangement By Share-Based Payment Award, Number Of Shares Authorized			1,416,000
Service and Performance Conditions 2 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term								48 months
Service and Performance Conditions 2 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term								24 months
Service and Performance Conditions 2 [Member] | EPS Threshold One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares (in shares)			944,000
Average Growth Rate Of Non GAAP Diluted Earnings Per Share Threshold Minimum			15.00%			15.00%
Average Growth Rate Of Non GAAP Diluted Earnings Per Share Threshold Maximum			20.00%			20.00%
Service and Performance Conditions 2 [Member] | EPS Threshold Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares (in shares)			236,000
Average Growth Rate Of Non GAAP Diluted Earnings Per Share Threshold Minimum			20.00%
Average Growth Rate Of Non GAAP Diluted Earnings Per Share Threshold Maximum			25.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term			48 months
Service and Performance Conditions 2 [Member] | EPS Threshold Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares (in shares)			236,000
Average Growth Rate Of Non GAAP Diluted Earnings Per Share Threshold Maximum			25.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term			48 months
Service and Performance Conditions 2 [Member] | Options Vest One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares (in shares)			283,200
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term			24 months
Service and Performance Conditions 2 [Member] | Options Vest Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares (in shares)			283,200
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term			36 months
Service and Performance Conditions 2 [Member] | Options Vest Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares (in shares)			849,600
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term			48 months			48 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options						$ 274
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition						7 months 28 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value						$ 419	419	$ 290
Restricted Stock [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation						419	419	$ 290
Restricted Stock [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of ordinary shares upon vesting of restricted shares (in shares)	22,500			30,000	15,000			52,500	67,500
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, Granted (in dollars per share)			$ 9.29
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options						6,033	10,293
Share-Based Compensation						$ 3,190	$ 471
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross (is shares)			1,476,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						3 years 10 months 13 days	4 years 10 months 13 days
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross (is shares)						696,000
Equity Plan 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)		5,000,000				5,000,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Number Of Shares Authorized		5,000,000				5,000,000
Performance Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, Granted (in dollars per share)							$ 22.22
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Vested and Expected To Vest, Outstanding, Number						950,000	1,740,000
Two Thousand Fifteen Performance Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term		5 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Vested and Expected To Vest, Outstanding, Number						950,000
Two Thousand Fifteen Performance Options [Member] | Vesting Period One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares (in shares)						1,160,000
Two Thousand Fifteen Performance Options [Member] | Vesting Period Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares (in shares)						580,000
Two Thousand Fifteen Performance Options [Member] | Vesting Period Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares (in shares)						580,000
2012 Performance Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value, Forfeited or expired						$ 6,026	$ 2,383	$ 0
Share-Based Compensation						251	1,602	2,654
Share Based Compensation Arrangement by Share Based Payment Award Options Vested in Period Total Fair Value						$ 15,650	$ 6,497	$ 5,480
Stock Plan 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)											3,000,000
Dividends Payable, Amount Per Share										$ 0.40
Share-Based Compensation Arrangement By Share-Based Payment Award, Number Of Shares Authorized											3,000,000
Package A [Member] | Performance Options 2015 [Member] | Fiscal Year 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Grant Date Fair Value Percentage						30.00%
Package A [Member] | Performance Options 2015 [Member] | Fiscal Year 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Grant Date Fair Value Percentage						30.00%
Package A [Member] | Performance Options 2015 [Member] | Fiscal Year 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Grant Date Fair Value Percentage						40.00%
Package B [Member] | Performance Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Growth Rate Of Non GAAP Diluted Earnings Per Share Threshold Minimum						15.00%
Package B [Member] | Performance Options 2015 [Member] | Vesting Period One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Grant Date Fair Value Percentage						50.00%
Package B [Member] | Performance Options 2015 [Member] | Vesting Period Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Grant Date Fair Value Percentage						50.00%